Derivative instruments - Impact of commodity derivatives on earnings (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative instruments
(Loss) gain on derivatives - commodity derivatives	$ 13,323	$ (28,395)	$ (25,324)	$ (32,389)	$ 13,006
Net cash receipts from (payments on) commodity derivatives	6,386	(7,775)	(42,437)	(25,219)	11,913
Crude oil derivatives
Derivative instruments
(Loss) gain on derivatives - commodity derivatives	15,097	(19,579)	(14,985)	(24,885)	11,604
Net cash receipts from (payments on) commodity derivatives	1,953	(6,464)	(23,695)	(19,034)	10,180
Natural gas derivatives
Derivative instruments
(Loss) gain on derivatives - commodity derivatives	(1,774)	(8,816)	(10,339)	(7,504)	1,402
Net cash receipts from (payments on) commodity derivatives	$ 4,433	$ (1,311)	$ (18,742)	$ (6,185)	$ 1,733